Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Discount on Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at May. 19, 2014
Balance at May. 19, 2014
Issuance of shares to founders (in shares)	20,000,000
Issuance of shares to founders	$ 2,000	$ (2,000)
Contribution of capital			$ 707		$ 707
Net loss				$ (707)	$ (707)
Balance (in shares) at Dec. 31, 2014	20,000,000
Balance at Dec. 31, 2014	$ 2,000	$ (2,000)	$ 707	$ (707)
Issuance of shares to founders (in shares)	20,000,000
Issuance of shares to founders	$ 2,000	$ (2,000)
Contribution of capital			$ 1,044		$ 1,044
Net loss				$ (101,024)	(101,024)
Balance (in shares) at Dec. 31, 2015	20,500,000
Balance at Dec. 31, 2015	$ 2,050	$ (2,050)	$ 1,751	$ (101,731)	$ (99,980)
Redemption of shares (in shares)	(19,500,000)
Redemption of shares	$ (1,950)	$ 1,950